Employee Benefit Plans and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2015
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2015 and 2014 (in millions):

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2015	2014	2015	2014	2015	2014
	(in millions)
Service cost	$7	$6	$2	$2	$3	$5
Interest cost	28	34	12	13	2	1
Expected return on assets	(35)	(38)	(2)	(3)	—	—
Amortization of:
Prior service credit	—	—	(2)	(3)	—	1
Actuarial loss	20	17	6	2	1	—
Net periodic benefit cost	$20	$19	$16	$11	$6	$7

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014	2015	2014
	(in millions)
Service cost	$15	$13	$4	$4	$7	$9
Interest cost	56	68	24	26	3	5
Expected return on assets	(70)	(76)	(4)	(4)	—	—
Amortization of:
Prior service credit	—	—	(5)	(6)	—	1
Actuarial loss	41	33	13	3	1	—
Net periodic benefit cost	$42	$38	$32	$23	$11	$15